Intangible Content Assets - Schedule of Intangible Content Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Content assets	$ 998,543	$ 904,628
Cost
Disclosure of detailed information about intangible assets [line items]
Content assets	1,853,534	1,700,686
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Content assets	(854,991)	(796,058)
Film and Content Rights
Disclosure of detailed information about intangible assets [line items]
Content assets	638,108	634,465
Film and Content Rights | Cost
Disclosure of detailed information about intangible assets [line items]
Content assets	1,493,099	1,430,523
Film and Content Rights | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Content assets	(854,991)	(796,058)
Content Advances
Disclosure of detailed information about intangible assets [line items]
Content assets	349,568	266,232
Content Advances | Cost
Disclosure of detailed information about intangible assets [line items]
Content assets	349,568	266,232
Content Advances | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Content assets
Film Productions
Disclosure of detailed information about intangible assets [line items]
Content assets	10,867	3,931
Film Productions | Cost
Disclosure of detailed information about intangible assets [line items]
Content assets	10,867	$ 3,931
Film Productions | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Content assets